INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) - USD ($)	Aug. 08, 2022	Aug. 05, 2022	Jun. 30, 2024	Jun. 30, 2023
Borrowings:
Secured notes			$ 80,809,686	$ 75,213,146
Secured Guaranteed Notes | Fair value
Borrowings:
Secured notes			25,700,000
Secured Guaranteed Notes due 2026
Borrowings:
Maturity period		48 months
Secured Guaranteed Notes due 2026 | 24 Months
Borrowings:
Nominal interest rate (as a percent)		9.00%
Secured Guaranteed Notes due 2026 | 25 through 36 months
Borrowings:
Nominal interest rate (as a percent)		13.00%
Secured Guaranteed Notes due 2026 | 27 through 48 months
Borrowings:
Nominal interest rate (as a percent)		14.00%
Secured Convertible Guaranteed Notes
Borrowings:
Maturity period	4 years
Nominal interest rate (as a percent)	9.00%
Nominal value	$ 55,000,000
Interest payable in cash (as a percent)	5.00%
Interest payable in kind (as a percent)	4.00%
Strike price	$ 18
Voluntary repurchase of notes after the issue date	30 months
Discount rate for fair value of the liability component	13.57%
Secured Convertible Guaranteed Notes | Fair value
Borrowings:
Secured notes			$ 53,400,000